Borrowings, other debts and derivative liabilities - Summary of Fair Value of Derivative Liabilities (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability	¥ 10,701	¥ 9,086
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Current
Conversion feature of Yoken Series A-1 Warrant [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability	¥ 7,850	¥ 9,086
Forward exchange swap [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Derivative Liability	¥ 2,851